Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Sales	$ 2,411.7	$ 2,319.2	$ 10,128.2	$ 9,602.4	$ 8,801.2
Cost of sales	2,009.7	1,934.6	8,458.6	8,018.9	7,410.4
Gross profit	402.0	384.6	1,669.6	1,583.5	1,390.8
Selling and administrative expenses	251.5	251.6	1,029.5	990.1	932.1
Advertising expense	30.4	29.4	129.5	122.7	106.0
Income (loss) from operations	120.1	103.6	510.6	470.7	352.7
Interest expense, net	(72.1)	(78.9)	(307.4)	(324.2)	(391.9)
Net (loss) gain on extinguishments of long-term debt	(3.9)	(9.4)	(17.2)	(118.9)	2.0
Other income, net	0.4	(0.2)	0.1	0.7	0.2
Income (loss) before income taxes	44.5	15.1	186.1	28.3	(37.0)
Income tax (expense) benefit	(16.2)	(4.2)	(67.1)	(11.2)	7.8
Net income (loss)	$ 28.3	$ 10.9	$ 119.0	$ 17.1	$ (29.2)
Basic	$ 0.19	$ 0.08	$ 0.82	$ 0.12	$ (0.20)
Diluted	$ 0.19	$ 0.07	$ 0.82	$ 0.12	$ (0.20)
Weighted-average number of common shares outstanding, basic	145.2	145.0	145.1	144.8	144.4
Weighted-average number of common shares outstanding, diluted	146.1	145.8	145.8	144.9	144.4